Label	Element	Value
Goldman Sachs Small Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Small Cap Core Equity ETF—Summary Ticker: GSC Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Small Cap Core Equity ETF (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in small‑cap issuers. Small‑cap issuers will generally have public stock market capitalizations between $31 million and $15 billion. The Fund may also invest in securities outside of this capitalization range.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in companies that only recently began to trade publicly.
The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small‑cap company.
Equity investments may include common stock, preferred stock, warrants and other rights to acquire stock, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), and global depositary receipts (“GDRs”), real estate investment trusts (“REITs”), underlying funds (including exchange-traded funds (“ETFs”)), and futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in underlying ETFs, exchange-traded products (“ETPs”) and/or money market funds, including those that currently exist or that may become available for investment in the future for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter.
The Fund may invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations.
The Fund’s benchmark index is the Russell 2000® Index (Total Return, USD).
THE FUND IS NON‑DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund had not yet commenced investment operations as of the date of the Prospectus, there is no performance information quoted for the Fund. Once available, the Fund’s performance information will be available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet commenced investment operations as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Goldman Sachs Small Cap Core ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑Diversification Risk. The Fund is non‑diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Goldman Sachs Small Cap Core ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Goldman Sachs Small Cap Core ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Goldman Sachs Small Cap Core ETF | Foreign and Emerging Countries Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.

Goldman Sachs Small Cap Core ETF | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Goldman Sachs Small Cap Core ETF | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (the “Exchange”) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Goldman Sachs Small Cap Core ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Small Cap Core ETF | Market Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund’s Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads and the resulting premium or discount to the Shares’ NAV may widen.

Goldman Sachs Small Cap Core ETF | REIT Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Goldman Sachs Small Cap Core ETF | Seed Investor Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Seed Investor Risk. GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.

Goldman Sachs Small Cap Core ETF | Small Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small‑Cap Risk. Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Goldman Sachs Small Cap Core ETF | Stock Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Goldman Sachs Small Cap Core ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non‑U.S. exchanges may be open on days when the Fund does not price its Shares, the value of foreign securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

Goldman Sachs Small Cap Core ETF | Goldman Sachs Small Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b‑1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	$ 250

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]
The Investment Adviser has agreed to waive a portion of its management fee in order to achieve a net management fee rate of 0.75% as an annual percentage for the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2024, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.